Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities
13.	Derivative Instruments and Hedging Activities

Risk Management Objectives

Talen Energy Supply has a risk management policy approved by the Talen Energy Corporation Board of Directors to manage market risk associated with commodities, interest rates on debt issuances and foreign exchange (including price, liquidity and volumetric risk) and credit risk (including non-performance risk and payment default risk). A risk management committee, comprised of senior management and chaired by the Director-Risk Management, oversees the risk management function. Key risk control activities designed to ensure compliance with the risk policy include, but are not limited to, credit review and approval, validation of transactions and market prices, verification of risk and transaction limits, VaR analysis, portfolio stress tests, cash flow at risk analysis, EBITDA, free cash flow and credit metric tolerances, sensitivity analysis and daily portfolio reporting.

Market Risk

Market risk includes the potential loss that may be incurred as a result of price changes associated with a particular financial or commodity instrument as well as market liquidity and volumetric risks. Forward and futures contracts, options, swaps and structured transactions are utilized as part of risk management strategies to minimize unanticipated fluctuations in earnings caused by changes in commodity prices, volumes of full-requirement sales contracts, basis exposure and interest rates. Many of the contracts meet the definition of a derivative. All derivatives are recognized on the Balance Sheets at their fair value, unless NPNS is elected.

Talen Energy Supply is subject to market risks, which are actively mitigated through the risk management programs described above. Such risks include:

•	Commodity price risk, including basis and volumetric risk

•	Interest rate risk

Commodity price risk

•	Talen Energy Supply is exposed to commodity price risk for energy and energy-related products associated with the sale of electricity from its generating assets and other electricity and gas marketing activities and the purchase of fuel and fuel-related commodities for generating assets, as well as for proprietary trading activities.

Interest rate risk

•	Talen Energy Supply is exposed to interest rate risk associated with forecasted fixed-rate and existing floating-rate debt issuances.

Credit Risk

Credit risk is the potential loss that may be incurred due to a counterparty’s non-performance.

Talen Energy Supply is exposed to credit risk from “in-the-money” commodity derivatives with its energy trading partners, which include other energy companies, fuel suppliers, financial institutions and other wholesale and retail customers.

The majority of Talen Energy Supply’s credit risk stems from commodity derivatives for multi-year contracts for energy sales and purchases. If Talen Energy Supply’s counterparties fail to perform their obligations under such contracts and Talen Energy Supply could not replace the sales or purchases at the same or better prices as those under the defaulted contracts, Talen Energy Supply would incur financial losses. Those losses would be recognized immediately or through lower revenues or higher costs in future years, depending on the accounting treatment for the defaulted contracts.

Talen Energy Supply has credit policies in place to manage credit risk, including the use of an established credit approval process, daily monitoring of counterparty positions and the use of master netting agreements or provisions. These agreements generally include credit mitigation provisions, such as margin, prepayment or collateral requirements. Talen Energy Supply may request additional credit assurance, in certain circumstances, in the event that the counterparties’ credit ratings fall below investment grade or their exposures exceed an established credit limit. See Note 12 for credit concentration associated with energy trading partners.

Master Netting Arrangements

Net derivative positions on the balance sheets are not offset against the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) under master netting arrangements.

Talen Energy Supply’s obligation to return counterparty cash collateral under master netting arrangements was $7 million and $11 million at September 30, 2015 and December 31, 2014.

Talen Energy Supply did not post any cash collateral under master netting arrangements at September 30, 2015 and December 31, 2014.

See “Offsetting Derivative Investments” below for a summary of derivative positions presented in the balance sheets where a right of setoff exists under these arrangements.

Commodity Price Risk (Non-trading)

Commodity price risk, including basis and volumetric risk, is among Talen Energy Supply’s most significant risks due to the level of investment that Talen Energy Supply maintains in its competitive generation assets. Several factors influence price levels and volatilities. These factors include, but are not limited to, seasonal changes in demand, weather conditions, available generating assets within regions, transportation/transmission availability and reliability within and between regions, market liquidity, and the nature and extent of current and potential federal and state regulations.

Talen Energy Supply has a formal hedging program to economically hedge the forecasted purchase and sale of electricity and related fuels for its competitive generation fleet, which has a generation capacity of 15,053 MW (summer rating). Talen Energy Supply’s portfolio also includes full-requirement sales contracts and related supply contracts and retail natural gas and electricity sale contracts. The strategies that Talen Energy Supply uses to hedge its full-requirement sales contracts include supplying the energy, capacity and RECs from its generation assets and purchasing energy (at a liquid trading hub or directly at the load delivery zone), capacity and RECs in the market.

Talen Energy Supply enters into financial and physical derivative contracts, including forwards, futures, swaps and options, to hedge the price risk associated with electricity, natural gas, oil and other commodities. Certain contracts are non-derivatives or NPNS is elected and therefore they are not reflected in the financial statements until delivery. Talen Energy Supply segregates its non-trading activities into two categories: cash flow hedges and economic activity as discussed below.

Cash Flow Hedges

Certain derivative contracts have qualified for hedge accounting so that the effective portion of a derivative’s gain or loss is deferred in AOCI and reclassified into earnings when the forecasted transaction occurs. In 2015 and 2014, there were no active cash flow hedges and there was no hedge ineffectiveness associated with energy derivatives. At September 30, 2015, the accumulated net unrecognized after-tax gains (losses) that are expected to be reclassified into earnings during the next 12 months were $14 million. Cash flow hedges are discontinued if it is no longer probable that the original forecasted transaction will occur by the end of the originally specified time periods and any amounts previously recorded in AOCI are reclassified into earnings once it is determined that the hedge transaction is probable of not occurring. There were no such reclassifications for the nine months ended September 30, 2015 and 2014.

Economic Activity

Many derivative contracts economically hedge the commodity price risk associated with electricity, natural gas, oil and other commodities but do not receive hedge accounting treatment because they were not eligible for hedge accounting or because hedge accounting was not elected. These derivatives hedge a portion of the economic value of Talen Energy Supply’s competitive generation assets and competitive full-requirement and retail contracts, which are subject to changes in fair value due to market price volatility and volume expectations. The derivative contracts in this category that existed at September 30, 2015 range in maturity through 2020.

Examples of economic activity may include hedges on sales of nuclear, coal and hydroelectric generation, certain purchase contracts used to supply full-requirement sales contracts, FTRs, CRRs, or basis swaps used to hedge basis risk associated with the sale of competitive generation or supplying full-requirement sales contracts, Spark Spread hedging contracts, retail electric and natural gas activities, and fuel oil swaps used to hedge price escalation clauses in coal transportation and other fuel-related contracts. Talen Energy Supply also uses options, which include the sale of call options and the purchase of put options tied to a particular generating unit. Since the physical generating capacity is owned, price exposure is generally capped at the price at which the generating unit would be dispatched and therefore does not expose Talen Energy Supply to uncovered market price risk.

The unrealized gains (losses) for economic activity for the periods ended September 30 were as follows.

	Nine Months
	2015	2014
Operating Revenues
Wholesale energy (a)	$(234)	$(581)
Retail energy	(25)	(20)
Operating Expenses
Fuel	13	(3)
Energy purchases (a)	370	402

(a)	In the third quarter of 2015, Talen Energy Supply refined an input used in its valuation technique for certain PJM basis curves as observable inputs became available. This change resulted in the recording of a $30 million net unrealized gain, primarily reflected in “Wholesale energy” revenue on the Statement of Income.

Commodity Price Risk (Trading)

Talen Energy Supply has a proprietary trading strategy which is utilized to take advantage of market opportunities primarily in its geographic footprint. As a result, Talen Energy Supply may at times create a net open position in its portfolio that could result in losses if prices do not move in the manner or direction anticipated. Net energy trading margins, which are included in “Wholesale energy” on the Statements of Income, were insignificant for the nine months ended September 30, 2015 and were $58 million for the nine months ended September 30, 2014.

Commodity Volumes

At September 30, 2015, the net volumes of derivative (sales)/purchase contracts used in support of the various strategies discussed above were as follows.

		Volumes (a)
Commodity	Unit of Measure	2015 (b)	2016	2017	Thereafter
Power	MWh	(13,407,010)	(29,872,806)	(1,202,348)	(795,983)
Capacity	MW-Month	(538)	(878)	6	3
Gas	MMBtu	61,373,321	98,156,219	15,586,507	19,636,898
FTRs	MW-Month	2,023	2,889	—	—
Oil	Barrels	29,795	60,000	—	—
CRRs	MWh	475,320	1,393,430	538,584	—
Emission Allowances	Tons	2,253,123	—	—	—

(a)	Volumes for option contracts factor in the probability of an option being exercised and may be less than the notional amount of the option.
(b)	Represents balance of the current year.

Accounting and Reporting

All derivative instruments are recorded at fair value on the Balance Sheet as an asset or liability unless NPNS is elected. NPNS contracts for Talen Energy Supply include certain full-requirement sales contracts, other physical purchase and sales contracts and certain retail energy and physical capacity contracts. Changes in the fair value of derivatives not designated as NPNS are recognized currently in earnings unless specific hedge accounting criteria are met and designated as such. Talen Energy Supply has many physical and financial commodity purchases and sales contracts that economically hedge commodity price risk but do not receive hedge accounting treatment. As such, realized and unrealized gains (losses) on these contracts are recorded currently in earnings. Generally each contract is considered a unit of account and Talen Energy Supply presents gains (losses) on physical and financial commodity sales contracts in “Wholesale energy” or “Retail energy” and (gains) losses on physical and financial commodity purchase contracts in “Fuel” or “Energy purchases” on the Statements of Income. Certain of the economic hedging strategies employed by Talen Energy Supply utilize a combination of financial purchases and sales contracts which are similarly reported gross as an expense and revenue, respectively, on the Statements of Income. Talen Energy Supply records realized hourly net sales or purchases of physical power with PJM in its Statements of Income as “Wholesale energy” if in a net sales position and “Energy purchases” if in a net purchase position.

See Notes 1 and 12 to the audited consolidated financial statements of Talen Energy Supply included elsewhere in this prospectus for additional information on accounting policies related to derivative instruments.

The following table presents the fair value and location of commodity derivative instruments not designated as hedging instruments recorded on the Balance Sheets.

	September 30, 2015		December 31, 2014
	Assets	Liabilities	Assets	Liabilities
Current:
Price Risk Management Assets/Liabilities:	$576	$506	$1,079	$1,024

Noncurrent:
Price Risk Management Assets/Liabilities:	226	178	239	193

Total derivatives	$802	$684	$1,318	$1,217

The following tables present the pre-tax effect of derivative instruments recognized in income for the period ended September 30, 2015.

		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Derivative Relationships	Location of Gain (Loss) Recognized in Income on Derivative	Nine Months
Cash Flow Hedges:
Commodity contracts	Wholesale energy	$(3)
	Energy purchases	25
	Depreciation	1

Total		$23

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivative	Nine Months
Commodity contracts	Wholesale energy	$328
	Retail energy	(16)
	Fuel	(5)
	Energy purchases	(169)

	Total	$138

The following tables present the pre-tax effect of derivative instruments recognized in income for the period ended September 30, 2014.

		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Derivative Relationships	Location of Gain (Loss) Recognized in Income on Derivative	Nine Months
Cash Flow Hedges:
Commodity contracts	Wholesale energy	$(1)
	Energy purchases	23
	Depreciation	1
	Discontinued operations	6

Total		$29

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivative	Nine Months
Commodity contracts	Wholesale energy (a)	$(2,520)
	Retail energy	(34)
	Fuel	(1)
	Energy purchases (b)	1,937
	Discontinued operations	4

	Total	$(614)

(a)	The nine month period ended September 30, 2014 includes significant realized and unrealized losses on physical and financial commodity sales contracts due to the unusual market and weather volatility.
(b)	The nine month period ended September 30, 2014 includes significant realized and unrealized gains on physical and financial commodity purchase contracts due to the unusual market and weather volatility.

Offsetting Derivative Instruments

Certain subsidiaries of Talen Energy Supply have master netting arrangements or similar agreements in place including derivative clearing agreements with futures commission merchants (FCMs) to permit the trading of cleared derivative products on one or more futures exchanges. The clearing arrangements permit a FCM to use and apply any property in its possession as a setoff to pay amounts or discharge obligations owed by a customer upon default of the customer and typically do not place any restrictions on the FCM’s use of collateral posted by the customer. Certain subsidiaries of Talen Energy Supply also enter into agreements pursuant to which they trade certain energy and other products. Under the agreements, upon termination of the agreement as a result of a default or other termination event, the non-defaulting party typically would have a right to set off amounts owed under the agreement against any other obligations arising between the two parties (whether under the agreement or not), whether matured or contingent and irrespective of the currency, place of payment or place of booking of the obligation.

Talen Energy Supply has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivatives agreements. The table below summarizes the energy commodities derivative positions presented in the balance sheets where a right of setoff exists under these arrangements and related cash collateral received or pledged.

	Assets				Liabilities
		Eligible for Offset				Eligible for Offset
	Gross	Derivative Instruments	Cash Collateral Received	Net	Gross	Derivative Instruments	Cash Collateral Pledged	Net
September 30, 2015	$802	$567	$81	$154	$684	$567	$16	$101

December 31, 2014	$1,318	$1,060	$10	$248	$1,217	$1,060	$58	$99

Credit Risk-Related Contingent Features

Certain derivative contracts contain credit risk-related contingent features which, when in a net liability position, permit the counterparties to require the transfer of additional collateral upon certain decreases in the credit ratings of Talen Energy Supply. Most of these features require the transfer of additional collateral or permit the counterparty to terminate the contract when the applicable credit rating falls below investment grade. Some of these features also allow the counterparty to require additional collateral upon each downgrade in the credit rating at levels that remain above investment grade. In either case most of these credit contingent features require either immediate payment of the net liability as a termination payment or immediate and ongoing full collateralization on derivative instruments in net liability positions given that Talen Energy Supply’s credit rating is currently below investment grade.

Additionally, certain derivative contracts contain credit risk-related contingent features that require adequate assurance of performance be provided if the other party has reasonable concerns regarding the performance of Talen Energy Supply’s obligation under the contract. A counterparty demanding adequate assurance could require a transfer of additional collateral or other security, including letters of credit, cash and guarantees from a creditworthy entity. This would typically involve negotiations among the parties. However, amounts disclosed below represent assumed immediate payment or immediate and ongoing full collateralization for derivative instruments in net liability positions with “adequate assurance” features.

At September 30, 2015, the value of derivative contracts in a net liability position that contain credit risk-related contingent features was $99 million. Collateral posted on those positions was $103 million, and the additional potential collateral requirements, primarily related to further adequate assurance features, were $19 million, which is net of receivables and payables already recorded on the Balance Sheet.

13.	Derivative Instruments and Hedging Activities

Risk Management Objectives

PPL has a risk management policy approved by the Board of Directors to manage market risk associated with commodities, interest rates on debt issuances and foreign exchange (including price, liquidity and volumetric risk) and credit risk (including non-performance risk and payment default risk). The RMC, comprised of senior management and chaired by the Chief Risk Officer, oversees the risk management function. Key risk control activities designed to ensure compliance with the risk policy and detailed programs include, but are not limited to, credit review and approval, validation of transactions and market prices, verification of risk and transaction limits, VaR analyses, portfolio stress tests, gross margin at risk analyses, sensitivity analyses and daily portfolio reporting, including open positions, determinations of fair value and other risk management metrics.

Market Risk

Market risk includes the potential loss that may be incurred as a result of price changes associated with a particular financial or commodity instrument as well as market liquidity and volumetric risks. Forward contracts, futures contracts, options, swaps and structured transactions are utilized as part of risk management strategies to minimize unanticipated fluctuations in earnings caused by changes in commodity prices, volumes of full-requirement sales contracts, basis exposure and interest rates. Many of the contracts meet the definition of a derivative. All derivatives are recognized on the Balance Sheets at their fair value, unless NPNS is elected.

The table below summarizes the market risks that affect PPL Energy Supply.

Commodity price risk (including basis and volumetric risk)	X
Interest rate risk:
Debt issuances	X
Defined benefit plans	X
NDT securities	X
Equity securities price risk:
Defined benefit plans	X
NDT securities	X

X = PPL Energy Supply actively mitigates market risks through its risk management programs described above.

Commodity price risk

PPL Energy Supply is exposed to commodity price risk for energy and energy-related products associated with the sale of electricity from its generating assets and other electricity and gas marketing activities and the purchase of fuel and fuel-related commodities for generating assets, as well as for proprietary trading activities.

Interest rate risk

PPL Energy Supply and its subsidiaries are exposed to interest rate risk associated with forecasted fixed-rate and existing floating-rate debt issuances.

PPL Energy Supply and its subsidiaries are exposed to interest rate risk associated with debt securities held by defined benefit plans. Additionally, PPL Energy Supply is exposed to interest rate risk associated with debt securities held by the NDT.

Equity securities price risk

PPL Energy Supply and its subsidiaries are exposed to equity securities price risk associated with defined benefit plans. Additionally, PPL Energy Supply is exposed to equity securities price risk in the NDT funds.

Credit Risk

Credit risk is the potential loss that may be incurred due to a counterparty’s non-performance.

PPL Energy Supply is exposed to credit risk from “in-the-money” commodity derivatives with its energy trading partners, which include other energy companies, fuel suppliers, financial institutions, other wholesale customers and retail customers.

The majority of PPL Energy Supply’s credit risk stems from commodity derivatives for multi-year contracts for energy sales and purchases. If PPL Energy Supply’s counterparties fail to perform their obligations under such contracts and PPL Energy Supply could not replace the sales or purchases at the same or better prices as those under the defaulted contracts, PPL Energy Supply would incur financial losses. Those losses would be recognized immediately or through lower revenues or higher costs in future years, depending on the accounting treatment for the defaulted contracts.

PPL Energy Supply and its subsidiaries have credit policies in place to manage credit risk, including the use of an established credit approval process, daily monitoring of counterparty positions and the use of master netting agreements or provisions. These agreements generally include credit mitigation provisions, such as margin, prepayment or collateral requirements. PPL Energy Supply and its subsidiaries may request additional credit assurance, in certain circumstances, in the event that the counterparties’ credit ratings fall below investment grade, their tangible net worth falls below specified percentages or their exposures exceed an established credit limit. See Note 12 for credit concentration associated with energy trading partners.

Master Netting Arrangements

Net derivative positions on the balance sheets are not offset against the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) under master netting arrangements.

PPL Energy Supply’s obligation to return counterparty cash collateral under master netting arrangements was $11 million and $9 million at December 31, 2014 and 2013.

PPL Energy Supply did not post any cash collateral under master netting arrangements at December 31, 2014 and 2013.

See “Offsetting Derivative Instruments” below for a summary of derivative positions presented in the balance sheets where a right of setoff exists under these arrangements.

Commodity Price Risk (Non-trading)

Commodity price risk, including basis and volumetric risk, is among PPL Energy Supply’s most significant risks due to the level of investment that PPL Energy Supply maintains in its competitive generation assets, as well as the extent of its marketing activities. Several factors influence price levels and volatilities. These factors include, but are not limited to, seasonal changes in demand, weather conditions, available generating assets within regions, transportation/transmission availability and reliability within and between regions, market liquidity, and the nature and extent of current and potential federal and state regulations.

PPL Energy Supply maximizes the value of its unregulated wholesale and unregulated retail energy portfolios through the use of non-trading strategies that include sales of competitive baseload generation, optimization of competitive intermediate and peaking generation and marketing activities.

PPL Energy Supply has a formal hedging program to economically hedge the forecasted purchase and sale of electricity and related fuels for its competitive baseload generation fleet, which includes 6,644 MW (summer rating) of nuclear, coal and hydroelectric generating capacity. PPL Energy Supply attempts to optimize the overall value of its competitive intermediate and peaking fleet, which includes 3,252 MW (summer rating) of natural gas and oil-fired generation. PPL Energy Supply’s marketing portfolio is comprised of full-requirement sales contracts and related supply contracts, retail natural gas and electricity sales contracts and other marketing activities. The strategies that PPL Energy Supply uses to hedge its full-requirement sales contracts include purchasing energy (at a liquid trading hub or directly at the load delivery zone), capacity and RECs in the market and/or supplying the energy, capacity and RECs from its generation assets.

PPL Energy Supply enters into financial and physical derivative contracts, including forwards, futures, swaps and options, to hedge the price risk associated with electricity, natural gas, oil and other commodities. Certain contracts are non-derivatives or NPNS is elected and therefore they are not reflected in the financial statements until delivery. PPL Energy Supply segregates its non-trading activities into two categories: cash flow hedges and economic activity as discussed below.

Cash Flow Hedges

Certain derivative contracts have qualified for hedge accounting so that the effective portion of a derivative’s gain or loss is deferred in AOCI and reclassified into earnings when the forecasted transaction occurs. Certain cash flow hedge positions were designated during 2013 and the unamortized portion remained in AOCI because the original forecasted transaction is still expected to occur. There were no active cash flow hedges at December 31, 2014 and 2013. At December 31, 2014, the accumulated net unrecognized after-tax gains (losses) that are expected to be reclassified into earnings during the next 12 months were $19 million for PPL Energy Supply. Cash flow hedges are discontinued if it is no longer probable that the original forecasted transaction will occur by the end of the originally specified time periods and any amounts previously recorded in AOCI are reclassified into earnings once it is determined that the hedge transaction is probable of not occurring. For 2014 and 2013, there were no reclassifications, while in 2012, such reclassifications were insignificant.

For 2014, 2013 and 2012, hedge ineffectiveness associated with energy derivatives was insignificant.

Economic Activity

Many derivative contracts economically hedge the commodity price risk associated with electricity, natural gas, oil and other commodities but do not receive hedge accounting treatment because they were not eligible for hedge accounting or because hedge accounting was not elected. These derivatives hedge a portion of the economic value of PPL Energy Supply’s competitive generation assets and unregulated full-requirement and retail contracts, which are subject to changes in fair value due to market price volatility and volume expectations. Additionally, economic activity also includes the ineffective portion of qualifying cash flow hedges (see “Cash Flow Hedges” above). The derivative contracts in this category that existed at December 31, 2014 range in maturity through 2019.

Examples of economic activity may include hedges on sales of baseload generation, certain purchase contracts used to supply full-requirement sales contracts, FTRs or basis swaps used to hedge basis risk associated with the sale of competitive generation or supplying full-requirement sales contracts, Spark Spread hedging contracts, retail electric and natural gas activities, and fuel oil swaps used to hedge price escalation clauses in coal transportation and other fuel-related contracts. PPL Energy Supply also uses options, which include the sale of call options and the purchase of put options tied to a particular generating unit. Since the physical generating capacity is owned, price exposure is generally capped at the price at which the generating unit would be dispatched and therefore does not expose PPL Energy Supply to uncovered market price risk.

The unrealized gains (losses) for economic activity for the years ended December 31 were as follows.

	2014	2013	2012
Operating Revenues
Unregulated wholesale energy	$325	$(721)	$(311)
Unregulated retail energy	29	12	(17)
Operating Expenses
Fuel	(27)	(4)	(14)
Energy purchases	(327)	586	442

Commodity Price Risk (Trading)

PPL Energy Supply has a proprietary trading strategy which is utilized to take advantage of market opportunities primarily in its geographic footprint. As a result, PPL Energy Supply may at times create a net open position in its portfolio that could result in losses if prices do not move in the manner or direction anticipated. Net energy trading margins, which are included in “Unregulated wholesale energy” on the Statements of Income, were $75 million for 2014 and insignificant for 2013 and 2012.

Commodity Volumes

At December 31, 2014, the net volumes of derivative (sales)/purchase contracts used in support of the various strategies discussed above were as follows.

		Volumes (a)
	Unit of Measure	2015	2016	2017	Thereafter
Power	MWh	(39,946,543)	(4,999,532)	741,005	3,426,579
Capacity	MW-Month	(6,604)	(249)	6	3
Gas	MMBtu	136,349,655	42,144,483	5,804,511	8,969,760
FTRs	MW-Month	2,803
Oil	Barrels	421,019	374,334	251,670	60,000

(a)	Volumes for option contracts factor in the probability of an option being exercised and may be less than the notional amount of the option.

Accounting and Reporting

All derivative instruments are recorded at fair value on the Balance Sheet as an asset or liability unless NPNS is elected. NPNS contracts for PPL Energy Supply include certain full-requirement sales contracts, other physical purchase and sales contracts and certain retail energy and physical capacity contracts. Changes in the fair value of derivatives not designated as NPNS are recognized currently in earnings unless specific hedge accounting criteria are met and designated as such. PPL Energy Supply has many physical and financial commodity purchases and sales contracts that economically hedge commodity price risk but do not receive hedge accounting treatment. As such, realized and unrealized gains (losses) on these contracts are recorded currently in earnings. Generally each contract is considered a unit of account and PPL Energy Supply presents gains (losses) on physical and financial commodity sales contracts in “Unregulated wholesale energy” or “Unregulated retail energy” and (gains) losses on physical and financial commodity purchase contracts in “Fuel” or “Energy purchases” on the Statements of Income. Certain of the economic hedging strategies employed by PPL Energy Supply utilize a combination of financial purchases and sales contracts which are similarly reported gross as an expense and revenue, respectively, on the Statements of Income. PPL Energy Supply records realized hourly net sales or purchases of physical power with PJM in its Statements of Income as “Unregulated wholesale energy” if in a net sales position and “Energy purchases” if in a net purchase position.

See Note 1 for additional information on accounting policies related to derivative instruments.

The following tables present the fair value and location of derivatives not designated as hedging instruments recorded on the Balance Sheets.

	December 31, 2014		December 31, 2013
	Assets	Liabilities	Assets	Liabilities
Current:
Price Risk Management Assets/Liabilities (a):
Commodity contracts	$1,079	$1,024	$860	$750

Total current	1,079	1,024	860	750

Noncurrent:
Price Risk Management Assets/Liabilities (a):
Commodity contracts	239	193	328	320

Total noncurrent	239	193	328	320

Total derivatives	$1,318	$1,217	$1,188	$1,070

(a)	Represents the location on the Balance Sheets.

The following tables present the pre-tax effect of derivative instruments recognized in income or OCI.

Derivative Relationship	Derivative Gain (Loss) Recognized in OCI (Effective Portion)	Location of Gain (Loss) Recognized in Income	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2014
Cash Flow Hedges:
Commodity contracts		Unregulated wholesale energy	$1
		Energy purchases	31
		Depreciation	2
		Discontinued operations	8

Total			$42

2013
Cash Flow Hedges:
Commodity contracts		Unregulated wholesale energy	$240	$1
		Energy Purchases	(58)
		Depreciation	2
		Discontinued operations	23

Total			$207	$1

2012
Cash Flow Hedges:
Commodity contracts	$114	Unregulated wholesale energy	$838	$(1)
		Energy purchases	(136)	(2)
		Depreciation	2
		Discontinued operations	50

Total	$114		$754	$(3)

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivatives	2014	2013	2012
Commodity contracts	Unregulated wholesale energy	$(1,353)	$(99)	$1,182
	Unregulated retail energy	30	25	30
	Fuel	(30)	2
	Energy purchases	1,013	130	(965)
	Discontinued operations	6	14	17

	Total	$(334)	$72	$264

Offsetting Derivative Instruments

PPL Energy Supply or certain of its subsidiaries have master netting arrangements or similar agreements in place including derivative clearing agreements with futures commission merchants (FCMs) to permit the trading of cleared derivative products on one or more futures exchanges. The clearing arrangements permit an FCM to use and apply any property in its possession as a set off to pay amounts or discharge obligations owed by a customer upon default of the customer and typically do not place any restrictions on the FCM’s use of collateral posted by the customer. PPL Energy Supply and its subsidiaries also enter into agreements pursuant to which they trade certain energy and other products. Under the agreements, upon termination of the agreement as a result of a default or other termination event, the non-defaulting party typically would have a right to setoff amounts owed under the agreement against any other obligations arising between the two parties (whether under the agreement or not), whether matured or contingent and irrespective of the currency, place of payment or place of booking of the obligation.

PPL Energy Supply has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivatives agreements. The table below summarizes the derivative positions presented in the balance sheets where a right of setoff exists under these arrangements and related cash collateral received or pledged.

	Assets				Liabilities
		Eligible for Offset				Eligible for Offset
	Gross	Derivative Instruments	Cash Collateral Received	Net	Gross	Derivative Instruments	Cash Collateral Pledged	Net
December 31, 2014
Energy Commodities	$1,318	$1,060	$10	$248	$1,217	$1,060	$58	$99

December 31, 2013
Energy Commodities	$1,188	$912	$7	$269	$1,070	$912	$1	$157

Credit Risk-Related Contingent Features

Certain derivative contracts contain credit risk-related contingent features which, when in a net liability position, would permit the counterparties to require the transfer of additional collateral upon a decrease in the credit ratings of PPL Energy Supply or certain of its subsidiaries. Most of these features would require the transfer of additional collateral or permit the counterparty to terminate the contract if the applicable credit rating were to fall below investment grade. Some of these features also would allow the counterparty to require additional collateral upon each downgrade in the credit rating at levels that remain above investment grade. In either case, if the applicable credit rating were to fall below investment grade, and assuming no assignment to an investment grade affiliate were allowed, most of these credit contingent features require either immediate payment of the net liability as a termination payment or immediate and ongoing full collateralization on derivative instruments in net liability positions.

Additionally, certain derivative contracts contain credit risk-related contingent features that require adequate assurance of performance be provided if the other party has reasonable concerns regarding the performance of PPL Energy Supply’s obligation under the contract. A counterparty demanding adequate assurance could require a transfer of additional collateral or other security, including letters of credit, cash and guarantees from a creditworthy entity. This would typically involve negotiations among the parties. However, amounts disclosed below represent assumed immediate payment or immediate and ongoing full collateralization for derivative instruments in net liability positions with “adequate assurance” features.

At December 31, 2014, derivative contracts in a net liability position that contain credit risk-related contingent features, collateral posted on those positions and the related effect of a decrease in credit ratings below investment grade are summarized as follows:

Aggregate fair value of derivative instruments in a net liability position with credit risk-related contingent features	$98
Aggregate fair value of collateral posted on these derivative instruments	106
Aggregate fair value of additional collateral requirements in the event of a credit downgrade below investment grade (a) (b)	26

(a)	Includes the effect of net receivables and payables already recorded on the Balance Sheet.
(b)	During the second quarter of 2014, PPL Energy Supply experienced a downgrade in its corporate credit ratings to below investment grade. Amounts related to PPL Energy Supply represent net liability positions subject to further adequate assurance features.